Stock-Based Compensation - Schedule of Stock Option Activity (Detail) - Reverse Stock Split Event [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Beginning Balance	529,773
Assumption of options in connection with the reverse merger	1,273,454
Number of Shares, Granted	610,641
Number of Shares, Exercised	(2,798)
Number of Shares, Forfeited	(661,595)
Number of Shares, Ending Balance	1,749,475	529,773
Number of Shares, Options exercisable as of December 31, 2023	650,557
Number of Shares, Options vested and expected to vest as of December 31, 2023	1,098,918
Weighted-Average Exercise Price, Outstanding, Beginning balance	$ 94.59
Assumption of options in connection with the reverse merger	7.95
Weighted-Average Exercise Price, Granted	12.09
Weighted-Average Exercise Price, Exercised	1.66
Weighted-Average Exercise Price, Forfeited	74.14
Weighted-Average Exercise Price, Outstanding, Ending balance	10.61	$ 94.59
Weighted-Average Exercise Price, Options exercisable as of December 31, 2023	11.74
Weighted-Average Exercise Price, Options vested and expected to vest as of December 31, 2023	$ 9.95
Weighted Average Remaining Contractual Term	8 years 4 months 24 days	8 years 2 months 12 days
Weighted Average Remaining Contractual Term, Options exercisable as of December 31, 2023	7 years 8 months 12 days
Weighted Average Remaining Contractual Term, Options vested and expected to vest as of December 31, 2023	8 years 9 months 18 days
Assumption of options in connection with the Reverse Merger	$ 177
Aggregate Intrinsic Value, Granted	159
Aggregate Intrinsic Value, Exercised	46
Aggregate Intrinsic Value, Forfeited	456
Aggregate Intrinsic Value, Ending Balance	3,181
Aggregate Intrinsic Value, Options exercisable as of December 31, 2023	1,506
Aggregate Intrinsic Value, Options vested and expected to vest as of December 31, 2023	$ 1,675